Retirement Benefit Schemes - Summary of Actuarial Assumptions Rate for Valuations Plans (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
USA
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	3.90%	3.90%
Rate of increase in pensions in payment (%)	2.50%	2.50%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	4.30%	3.70%
General inflation (%)	2.50%	2.50%
Weighted average duration of liabilities (years)	10.8	11.3
United Kingdom
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	3.20%	3.20%
Rate of increase in pensions in payment (%)	3.20%	3.20%
Rate of increase in deferred pensions (%)	2.20%	2.20%
Discount rate (%)	2.90%	2.50%
General inflation (%)	3.20%	3.20%
Weighted average duration of liabilities (years)	16.0	16.9
Germany
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	1.70%	2.50%
Rate of increase in pensions in payment (%)	1.10%	1.80%
Rate of increase in deferred pensions (%)	1.10%	1.80%
Discount rate (%)	1.30%	1.90%
General inflation (%)	1.10%	1.80%
Weighted average duration of liabilities (years)	8.2	13.7
Canada
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	3.00%	3.00%
Rate of increase in pensions in payment (%)	0.00%	0.00%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	3.80%	3.30%
General inflation (%)	2.00%	2.00%
Weighted average duration of liabilities (years)	10.5	11.0
Netherlands
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.10%	2.00%
Rate of increase in pensions in payment (%)	1.10%	1.20%
Rate of increase in deferred pensions (%)	1.10%	1.20%
Discount rate (%)	1.80%	2.00%
General inflation (%)	2.00%	2.00%
Weighted average duration of liabilities (years)	17.5	17.8
Switzerland
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	1.30%	1.30%
Rate of increase in pensions in payment (%)	0.00%	0.00%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	0.90%	0.60%
General inflation (%)	1.10%	1.00%
Weighted average duration of liabilities (years)	12.8	13.5